Note 25 - Income Taxes - Schedule of Income Tax (Recovery) Provision (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
(Earnings) Loss before income taxes	$ 6,623	$ 108,331
Canadian federal and provincial income tax rates	27.00%	27.00%
Expected income tax expense (recovery)	$ (1,788)	$ (29,250)
Acquisition of Quebec Precious Metals	(13,452)	0
Impairment	0	23,555
Share-based compensation	192	197
Share issuance costs	(490)	(144)
Adjustment to tax estimates	192	(45)
Amortization of flow-through share premium	(379)	(439)
Flow-through expenditures renunciation	1,724	1,033
Difference in future and foreign tax rates	38	466
Sale of investments	(97)	(119)
Other	(887)	7
Increase (decrease) in unrecognized tax asset	14,782	4,546
Income tax expense (recovery)	$ (164)	$ (193)